Property, Plant and Equipment (Details) (USD $)	Jun. 30, 2012		Dec. 31, 2011		Dec. 31, 2010
Property, plant and equipment
Property, plant and equipment, Gross	$ 232,340,242		$ 207,873,464		$ 138,055,301
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	22,571,325		(17,005,843)		(8,273,997)
Property, plant and equipment, Net	209,768,917	[1]	190,867,621	[1]	129,781,304	[2]
Building [Member]
Property, plant and equipment
Property, plant and equipment, Gross	3,915,407		3,888,234		3,733,116
Machinery and equipment [Member]
Property, plant and equipment
Property, plant and equipment, Gross	177,358,013		175,736,470		130,513,767
Vehicles [Member]
Property, plant and equipment
Property, plant and equipment, Gross	786,083		663,985		560,440
Office equipment and furniture [Member]
Property, plant and equipment
Property, plant and equipment, Gross	139,728		134,929		130,043
Construction-in-progress [Member]
Property, plant and equipment
Property, plant and equipment, Gross	$ 50,141,011		$ 27,449,846		$ 3,117,935

[1]	Note 9
[2]	Note 7